Employee Benefit Plans (Detail Textuals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Employer match	3.00%
Defined benefit plan contributions by employer percent	6.00%
Estimated prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic cost	$ 79,000
Assumed overall expected long-term rate of return on pension plan assets (in percent)	7.00%	7.00%	7.00%
Annual return on plan assets	8.30%	19.10%	11.40%	0.10%	12.40%
Estimated pension expense in 2015	1,400,000
Pension Expense	$ 960,000	$ 1,173,000	$ 1,224,000